--------------------------------------------------------------------------------
                                 PANORAMA TRUST
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                          PICTET EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------




                                  [Logo] PICTET





                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998

TABLE OF CONTENTS
                                                                            Page
                                                                            ----
PORTFOLIO OF INVESTMENTS
    Global Emerging Markets Fund ..........................................    1
    International Small Companies Fund ....................................   10
    Eastern European Fund .................................................   15
FINANCIAL STATEMENTS
    Statements of Assets and Liabilities ..................................   18
    Statements of Operations ..............................................   19
    Statements of Changes in Net Assets ...................................   20
    Financial Highlights ..................................................   23
    Notes to Financial Statements .........................................   26

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------------------------

                                                                                        VALUE
SHARES                                                                                 (NOTE 1)
-------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.5%
ARGENTINA - 1.9%
   139,320    Central Puerto SA, Class B                                             $    326,056
   136,500    Nobleza Piccardo SA@                                                        552,905
    41,000    Quilmes Industrial SA - ADR                                                 399,750
    23,362    Telefonica De Argentina, Class B, ADR                                       757,740
                                                                                     ------------
                                                                                        2,036,451
                                                                                     ------------
BAHRAIN - 0.5%
    50,000    Arab Insurance Group, Sponsored GDR+@                                       582,500
                                                                                     ------------
BRAZIL - 2.4%
   141,764    Confeccoes Guararapes SA@                                                   422,883
    49,000    Souza Cruz SA                                                               364,360
10,056,000    Telecomunicacoes Brasileiras - Telebras ON                                  799,924
    55,700    Vale do Rio Doce                                                            987,289
                                                                                     ------------
                                                                                        2,574,456
                                                                                     ------------
CANADA - 0.5%
    81,000    Dorale Energy Corporation, Sponsored GDR                                    583,200
                                                                                     ------------
CHINA - 4.9%
 3,018,000    Anhui Conch Cement Company Ltd., Class H+                                   420,681
 1,500,000    Beijing Datang Power Generation Company Ltd., Class H+                      421,076
   415,200    China International Marine Containers Ltd., Class B                         214,352
   151,000    Eastern Communications Company Ltd., Class B                                 88,788
 1,716,000    Founder Hong Kong Ltd.                                                      730,872
   470,000    Guangdong Kelon Electric Holding, Class H                                   370,031
 1,636,500    Heilongjiang Electric Power Company Ltd., Class B+                          621,870
   827,000    Qingling Motor Company Ltd., Class H                                        229,485
   800,000    Shanghai Dazhong Taxi Company, Class B+                                     436,800
   227,500    Shenzen Fangda Company Ltd., Class B+                                       167,953
   430,000    China Telecom                                                               746,451
   700,000    Wuxi Little Swan Company Ltd., Class B                                      622,483
 1,980,000    Zhenhai Refining & Chemical Company Ltd.                                    255,549
                                                                                     ------------
                                                                                        5,326,391
                                                                                     ------------
CZECH REPUBLIC - 2.6%
    53,300    Ceska Sporitelna AS                                                         438,064
    19,000    Ceske Energeticke Zavody AS+                                                525,577
   130,000    SPT Telekom AS+                                                           1,798,025
                                                                                     ------------
                                                                                        2,761,666
                                                                                     ------------
EGYPT - 1.7%
     7,100    Alexandria Real Estate Investment Company                                   329,207
    11,000    Arabian International Construction                                          464,346
    10,329    Egyptian International Pharmaceuticals Investments Company@                 660,087
       200    Egyptian Financial and Industrial Company                                     4,280
        50    Egyptian Starch & Glucose Manufacturing Company+@                               506
    18,960    Oriental Weavers Company                                                    386,565
                                                                                     ------------
                                                                                        1,844,991
                                                                                     ------------
GREECE - 7.8%
    13,950    Alpha Credit Bank                                                         1,131,013
    16,000    Athens Medical Care SA+                                                     315,035
     8,800    Commercial Bank of Greece                                                   652,870
    42,000    Delta Dairy SA+                                                             501,150
    12,500    Ergo Bank SA                                                              1,068,511
    24,000    Ethniki General Insurance                                                   567,616
    18,000    Hellenic Bottling Company SA                                                556,176
    81,000    Hellenic Petroleum SA                                                       661,643
    24,444    Hellenic Telecommunication Organization SA                                  626,739
    28,013    Intracom SA                                                                 948,887
    41,100    Intrasoft SA                                                                810,598
     3,900    Minoan Lines SA                                                              96,532
     5,000    Stet Hellas Telecom SA, ADR                                                 207,500
    29,900    Tiletypos SA                                                                275,196
                                                                                     ------------
                                                                                        8,419,466
                                                                                     ------------
HUNGARY - 1.1%
    11,500    Matav Rt., ADR                                                              338,531
    32,700    Magyar Olaj-es Gazipari, Series A, GDR                                      881,265
                                                                                     ------------
                                                                                        1,219,796
                                                                                     ------------
INDIA - 7.8%
    48,000    Bajaj Auto GDR                                                              640,800
    37,000    Hindalco Industries, GDR+                                                   516,150
    62,000    ICICI, GDR                                                                  628,525
   188,647    India Access Fund+                                                        1,344,110
   128,500    Larsen & Toubro Ltd., GDR+                                                1,172,563
    44,000    Mahanager Telephone Nigam Ltd., Sponsored GDR+                              448,800
   120,000    Reliance Industries Ltd., GDR                                               792,000
    82,100    State Bank of India, GDR                                                    968,780
    30,000    Tata Engineering & Locomotive - GDR                                          96,000
   281,800    The India Fund Inc.                                                       1,796,475
                                                                                     ------------
                                                                                        8,404,203
                                                                                     ------------
INDONESIA - 3.3%
    50,100    Asia Pulp & Paper, ADR                                                      563,625
 2,629,800    Barito Pacific Timber+@                                                      66,393
 5,425,000    Ramayana Lestari Sentosa@                                                   490,657
 1,395,000    Semen Gresik                                                                907,848
 5,466,000    Telekomunikasi Indonesia, Series B                                        1,588,017
                                                                                     ------------
                                                                                        3,616,540
                                                                                     ------------
ISRAEL - 4.7%
   330,000    Bank Hapoalim Ltd.                                                          998,337
   505,000    Bank Leumi Le Israel                                                      1,007,495
    16,300    Gilat Satellite Networks Ltd.+                                              545,031
    65,000    Indigo NV+                                                                  385,938
   476,949    Machteshim-Agan Industries Ltd.                                           1,518,292
    16,600    Nice Systems ADR                                                            622,500
                                                                                     ------------
                                                                                        5,077,593
                                                                                     ------------
JORDAN - 0.1%
    36,100    Jordan Phosphate Mines                                                      122,872
                                                                                     ------------
KENYA - 1.0%
   356,000    Kenya Breweries Ltd.@                                                       317,056
   196,026    Kenya Commercial Bank Ltd.@                                                 230,580
   174,708    Kenya Power & Lighting Company Ltd.@                                        557,797
                                                                                     ------------
                                                                                        1,105,433
                                                                                     ------------
LEBANON - 0.7%
    23,400    Banque du Liban et d'Outre Mer, Sponsored GDR                               773,370
                                                                                     ------------
MALAYSIA - 3.8%
   425,000    Genting Berhad                                                              768,026
   382,000    Kuala Lumpur Kepong Berhad                                                  616,686
   225,000    Malaysian Assurance Alliance Berhad                                         195,169
   330,000    Malaysian Banking Berhad                                                    332,449
   268,000    Malaysian Pacific Industries Berhad                                         316,415
   200,000    Nestle Malay Berhad                                                         905,970
   168,000    Perusahaan Otomobil Nasional Berhad                                         107,271
   247,000    Star Publications (Malaysia) Berhad                                         207,110
   464,000    Telekom Malaysia Berhad                                                     782,603
                                                                                     ------------
                                                                                        4,231,699
                                                                                     ------------
MEXICO - 4.4%
   340,000    Embotelladores del Valle de Anahuac SA, Class B+                            204,329
   158,000    Grupo Financiero Banamex, Class L+                                          254,966
 2,089,000    Grupo Financiero Bancomer, SA de CV, Class B+                               778,828
    36,000    Grupo Televisa SA, GDR+                                                   1,354,500
    45,900    Telefonos de Mexico SA, Class L, Sponsored ADR                            2,206,069
                                                                                     ------------
                                                                                        4,798,692
                                                                                     ------------
MOROCCO - 0.6%
     2,750    ONA SA                                                                      332,482
     2,750    WAFABANK                                                                    329,944
                                                                                     ------------
                                                                                          662,426
                                                                                     ------------
PAKISTAN - 1.0%
    22,000    DG Khan Cement+@                                                              2,195
   210,000    Fauji Fertilizer Company Ltd.                                               227,741
       500    Nishat Textile+@                                                                 87
    21,647    Pakistan Refinery, Ltd.                                                      10,329
    42,276    Pakistan State Oil Company Ltd.                                              67,808
 1,580,000    Pakistan Telecom Corporation, Class A                                       555,167
 1,027,611    Sui Northern Gas Pipelines Ltd.+                                            195,024
                                                                                     ------------
                                                                                        1,058,351
                                                                                     ------------
PERU - 0.6%
    46,550    Southern Peru Copper Corporation                                            605,150
                                                                                     ------------
PHILIPPINES - 4.0%
 4,266,000    Cosmos Bottling Company@                                                    480,820
 6,000,000    Filinvest Land Inc.+                                                        253,237
 5,583,000    International Container Terminal Services, Inc.+@                           635,953
   309,780    Manila Electric Company, Class B                                            817,165
    28,000    Philippine Long Distance Telephone Company, ADR                             633,500
   384,000    San Miguel Corporation, Class B                                             506,475
 6,491,400    SM Prime Holdings Inc.                                                    1,027,415
                                                                                     ------------
                                                                                        4,354,565
                                                                                     ------------
POLAND - 2.2%
    37,250    Bank Handlowy Ordinary, GDR                                                 708,681
    25,000    Bank Handlowy W Warszawie+                                                  476,771
    48,500    Elektrim SA                                                                 591,124
   137,000    KGHM Polska Miedz SA                                                        550,043
                                                                                     ------------
                                                                                        2,326,619
                                                                                     ------------
RUSSIA - 0.0%#
        26    AO Norilsk Nickel, Barings RDC, (Represents 500 Shares)+@                    26,976
                                                                                     ------------
SLOVAKIA - 0.3%
     2,700    Chirana Prema AS+@                                                            9,998
     5,326    Nafta Gbely AS@                                                              68,270
    26,000    VSZ AS@                                                                     214,778
                                                                                     ------------
                                                                                          293,046
                                                                                     ------------
SOUTH AFRICA - 13.7%
    70,000    Amalgamated Banks of South Africa Ltd.                                      436,762
    19,200    Anglo American Corporation                                                  647,555
   104,000    Anglo American Platinum Corporation Ltd.                                  1,131,197
    56,240    Anglogold Ltd.                                                            2,266,671
    69,000    Bidvest Group Ltd.                                                          526,518
   260,000    Dimension Data Holdings Ltd.+                                             1,403,035
    79,000    Fedsure Holdings Ltd.+                                                      959,191
   261,000    Harmony Gold Mining Company, Ltd.+                                        1,078,331
    12,000    Investec Group Ltd.                                                         465,430
    65,000    JD Group Ltd.                                                               437,352
    44,000    Liberty Life Association of Africa Ltd.                                     857,740
   770,000    Metro Cash and Carry Ltd.                                                   486,931
   120,000    Nampak Ltd.                                                                 283,306
    53,400    Nedcor Ltd.                                                               1,152,648
   330,000    New Clicks Holdings Ltd.                                                    414,587
   105,000    Persetel Q Data Holdings Ltd.                                               938,449
    37,000    South African Breweries                                                     761,214
   147,000    Standard Bank Investment                                                    627,167
                                                                                     ------------
                                                                                       14,874,084
                                                                                     ------------
SOUTH KOREA - 3.8%
   153,000    Korea Electric Power Corporation                                          1,632,520
    22,320    Pohang Iron & Steel Company Ltd.                                            630,747
    20,035    Samsung Display Devices Company                                             547,205
    24,360    Samsung Electronics Company                                                 754,042
     3,506    Samsung Fire & Marine Insurance Company                                     584,759
                                                                                     ------------
                                                                                        4,149,273
                                                                                     ------------
SRI LANKA - 0.4%
   130,356    John Keells Holdings Ltd.                                                   378,710
                                                                                     ------------
TAIWAN - 4.9%
   410,374    Accton Technology Corporation, GDR+                                       1,302,936
    75,750    Acer Inc.                                                                    87,301
   116,000    Asia Cement Corporation, GDR+                                             1,058,500
   404,400    Cathay Life Insurance Corporation                                         1,235,779
   939,600    Everest Textile Company Ltd.                                              1,025,451
 1,029,000    Walsin Lihwa Corporation                                                    586,966
                                                                                     ------------
                                                                                        5,296,933
                                                                                     ------------
THAILAND - 3.2%
   235,900    Advanced Information Service Public Company, Ltd. (F)                     1,062,109
    51,200    Bangkok Bank Public Company Ltd. (F)                                         63,090
    80,600    Delta Electronics Public Company Ltd.+                                      458,389
    41,200    Delta Electronics Public Company (F)                                        234,313
   766,700    Electricity Generating Power Company (F)                                  1,190,020
    90,300    Grammy Entertainment Public Company Ltd.@                                   192,583
    10,000    Grammy Entertainment Public Company Ltd. (F)@                                21,328
   684,000    TelecomAsia Corporation Public Company Ltd. (F)+                            202,607
                                                                                     ------------
                                                                                        3,424,439
                                                                                     ------------
TURKEY - 10.2%
16,320,000    Akbank TAS                                                                  527,045
 9,180,000    Akbank TAS, Receipts                                                        296,463
15,491,750    Aksa Akrilik Kimya Sanayii AS                                               482,845
19,235,000    Aksigorta AS                                                              1,245,977
 3,500,000    Alarko Holdings                                                             946,301
 3,859,000    Eczacibasi Ilac Sanayi ve Ticaret AS                                        199,255
19,300,000    Haci Omer Sabanci Holding AS+                                             1,195,832
11,000,000    Hurriyet Gazetecilik Ve Matb                                                567,968
 7,000,000    Kartonsan Karton Sanayi ve Ticaret AS                                       545,437
 6,500,000    Koc Holding AS                                                            1,269,245
 3,600,000    Kordsa Kord Bezi Sanayi ve Ticaret AS                                       574,540
 1,406,000    Sarkuysan Electrolitik Bakir Sanayi ve Ticaret AS+                          101,635
 6,240,600    Tupras Turkiye Petrol Rafinerileri AS+                                    1,007,682
20,685,000    Turcas                                                                    1,029,201
39,380,000    Yapi Kredi Bankasi                                                        1,005,572
                                                                                     ------------
                                                                                       10,994,998
                                                                                     ------------
VENEZUELA - 0.3%
   157,555    Ceramica Carabobo, Class A@                                                  31,326
    16,132    Ceramica Carabobo Class A, Sponsored ADR@                                    44,363
11,050,666    Sudamtex de Venezuela, Class A@                                             134,825
 1,600,006    Venezolana de Pulp Y Papel, Class A@                                        115,680
                                                                                     ------------
                                                                                          326,194
                                                                                     ------------
ZIMBABWE - 0.1%
   387,000    Trans Zambesi Industries@                                                    48,348
                                                                                     ------------

TOTAL COMMON STOCKS (COST $134,629,979)                                               102,299,431
                                                                                     ------------

PREFERRED STOCKS -- 3.5%
BRAZIL - 3.3%
       827    Banco Bradesco                                                                    7
 1,796,000    Banco Itau SA                                                             1,024,910
12,168,720    Caemi Mineracao e Metal SA+                                                 704,736
13,698,000    Companhia Energetica de Paranaense, "B"                                     127,914
 9,291,000    Petroleo Brasileiro                                                       1,727,176
    59,900    Vale do Rio Doce, "B"+                                                          518
                                                                                     ------------
                                                                                        3,585,261
                                                                                     ------------
PHILIPPINES - 0.2%
   988,333    Cosmos Bottling Company, Convertible Preferred                              234,640
                                                                                     ------------

TOTAL PREFERRED STOCKS (COST $3,622,549)                                                3,819,901
                                                                                     ------------

RIGHTS -- 0.0%# (COST $0)
GREECE - 0.0%#
    13,950    Alpha Credit Bank, Expire 07/24/1998+                                        23,768
                                                                                     ------------
TOTAL INVESTMENTS (COST $138,252,528*)                                    98.0%       106,143,100

OTHER ASSETS AND LIABILITIES (NET)                                         2.0          2,151,245
-------------------------------------------------------------------------------------------------
NET ASSETS                                                               100.0%      $108,294,345
-------------------------------------------------------------------------------------------------
*  Aggregate cost for Federal tax purposes.
+  Non-income producing security.
#  Amount represents less than 0.1%.
@  Illiquid Security. These are securities that the Adviser believes cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment. The value of the denoted securities at June 30, 1998 was
   $5,908,894, representing 5.5% of total net assets.

Abbreviations:
ADR  American Depositary Receipt
(F)  Foreign Shares
GDR  Global Depositary Receipt
RDC  Russian Depositary Certificates

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                    JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------------------------

AT JUNE 30, 1998, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                                       % OF NET        VALUE
INDUSTRY DIVERSIFICATION                                                ASSETS        (NOTE 1)
-------------------------------------------------------------------------------------------------
COMMON STOCKS:
Telecommunications                                                       12.8%     $  13,876,369
Banking                                                                  12.5         13,632,990
Multi-Industry                                                            8.9          9,652,584
Financial Services                                                        5.9          6,374,451
Insurance                                                                 5.8          6,228,731
Utilities - Electrical and Gas                                            4.2          4,538,599
Beverage and Tobacco                                                      3.9          4,258,765
Data Processing and Reproduction                                          3.6          3,870,156
Chemicals                                                                 2.9          3,155,703
Metals - Non Ferrous                                                      2.6          2,829,516
Broadcasting and Publishing                                               2.4          2,595,748
Electrical and Electronics                                                2.2          2,414,010
Energy Equipment                                                          2.2          2,360,702
Energy Sources                                                            2.1          2,320,231
Business and Public Services                                              1.9          2,038,988
Metals - Steel                                                            1.8          1,832,814
Appliances and Household Durables                                         1.6          1,746,556
Building Materials and Components                                         1.5          1,649,329
Real Estate                                                               1.5          1,609,859
Textiles and Apparel                                                      1.3          1,448,421
Food and Household                                                        1.3          1,407,626
Forest Products and Paper                                                 1.3          1,392,368
Merchandising                                                             1.2          1,342,596
Industrial Components                                                     1.2          1,263,141
Health and Personal Care                                                  1.1          1,174,377
Gold Mines                                                                1.0          1,078,331
Wholesale & International Trade                                           1.0          1,078,055
Automobiles                                                               1.0          1,073,556
Electronic Components and Instruments                                     0.8            863,620
Miscellaneous Materials and Commodities                                   0.8            815,247
Leisure and Tourism                                                       0.7            768,026
Transportation                                                            0.7            747,684
Construction and Housing                                                  0.4            464,346
Machinery and Engineering                                                 0.4            395,936
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                      94.5        102,299,431
PREFERRED STOCKS                                                          3.5          3,819,901
RIGHTS                                                                    0.0#            23,768
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                        98.0%       106,143,100
OTHER ASSETS AND LIABILITIES (NET)                                        2.0          2,151,245
-------------------------------------------------------------------------------------------------
NET ASSETS                                                              100.0%      $108,294,345
-------------------------------------------------------------------------------------------------
# Amount represents less than 0.1%.

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                    JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------------------------

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     CONTRACT
                                                                       VALUE             MARKET
CONTRACTS                                                              DATE              VALUE
-------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
  500,553  Hong Kong Dollar                                           07/03/98          $ 64,602
1,411,107  Philippine Pesos                                           07/03/98            33,836
8,198,995  Thai Bhat                                                  07/03/98           194,262
-------------------------------------------------------------------------------------------------
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $292,346)                                                               $292,700
-------------------------------------------------------------------------------------------------

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------------------------

                                                                                         VALUE
SHARES                                                                                  (NOTE 1)
-------------------------------------------------------------------------------------------------
COMMON STOCKS -- 71.2%
AUSTRALIA - 2.6%
    82,800    Ci Technologies Group Ltd.+                                              $  128,494
    48,844    Computer Power Group Ltd.+                                                  124,312
                                                                                       ----------
                                                                                          252,806
                                                                                       ----------
AUSTRIA - 2.3%
     1,300    Austria Haustechnik AG+                                                      49,694
     1,300    Bank Austria AG (New)+                                                      105,834
       500    Semperit Holdings AG                                                         70,818
                                                                                       ----------
                                                                                          226,346
                                                                                       ----------
BELGIUM - 2.2%
       500    Deceuninck Plastics Industries SA                                           169,400
     2,000    Xeikon N.V., ADR                                                             42,625
                                                                                       ----------
                                                                                          212,025
                                                                                       ----------
FINLAND - 1.6%
     1,100    Fiskars OY AB, Class A+                                                     156,568
                                                                                       ----------
FRANCE - 5.6%
     2,700    GFI Industries SA                                                           142,911
       700    Le Carbone - Lorraine+                                                       62,061
       630    Leon de Bruxelles+                                                           64,608
     2,800    Stef-TFE+                                                                   105,133
       600    Strafor-Facom SA                                                             58,653
     1,088    Union Financiere de France Banque SA                                        119,675
                                                                                       ----------
                                                                                          553,041
                                                                                       ----------
GERMANY - 6.6%
       300    Aixtron AG                                                                   50,413
     4,450    Data Modul AG                                                               293,689
       600    Deutsche Pfandbrief-und Hypothekenbank AG                                    48,051
       500    Duetsha Ptandbrief AG                                                        39,931
       150    Pfeiffer Vacuum Technology AG                                                75,037
     1,000    TDS Information Technology+                                                  53,131
     3,000    Teldafax AG                                                                  86,518
                                                                                       ----------
                                                                                          646,770
                                                                                       ----------
HONG KONG - 2.2%
   576,000    Techtronic Industries Company+                                              118,947
    25,000    VTech Holdings Ltd.+                                                         93,089
                                                                                       ----------
                                                                                          212,036
                                                                                       ----------
IRELAND - 1.4%
    25,000    IWP International Plc                                                       143,172
                                                                                       ----------
ITALY - 2.0%
    11,700    CSP International Industria Calze SpA+                                      111,946
    16,900    Pagnossin SpA+                                                               89,458
                                                                                       ----------
                                                                                          201,404
                                                                                       ----------
JAPAN - 3.7%
     5,000    Biofermin Pharmaceuticals                                                    25,349
     3,000    Denkyosha Company                                                            13,018
     3,600    Enix Corporation                                                             70,297
       300    Futaba Industrial Company                                                     3,517
     8,000    Hokkaido Coca-Cola Bottling Company                                          86,787
     5,000    Misumi Corporation+                                                          84,617
     7,000    Nihon Electric Wire & Cable Company Ltd.                                     24,553
     2,000    Nissei Industries Ltd.                                                       14,479
     5,000    Nitto Electric Works Ltd.                                                    40,139
                                                                                       ----------
                                                                                          362,756
                                                                                       ----------
NETHERLANDS - 4.3%
     1,500    Geveke NV                                                                    84,865
     5,830    Konin Emballage Ind Van Leer NV                                             135,378
     3,200    Nutreco Holding NV+                                                         112,090
     2,700    Ordina Beheer NV+                                                            87,536
                                                                                       ----------
                                                                                          419,869
                                                                                       ----------
PORTUGAL - 0.5%
     1,000    Jeronimo Martins, SA                                                         48,072
                                                                                       ----------
SINGAPORE - 0.8%
    40,000    Venture Manufacturing Ltd.                                                   75,964
                                                                                       ----------
SPAIN - 2.7%
     1,000    Abengoa S.A.                                                                 91,881
     2,500    Amper SA                                                                     68,471
     7,500    Befesa Medio Ambiente S.A.+                                                 102,706
                                                                                       ----------
                                                                                          263,058
                                                                                       ----------
SWITZERLAND - 4.6%
       100    Bossard Holding AG                                                           61,547
       450    Fotolabo SA                                                                 147,989
       950    Mikron Holding AG, New Registered+                                          241,531
                                                                                       ----------
                                                                                          451,067
                                                                                       ----------
UNITED KINGDOM - 28.1%
    40,000    Alexon Group Plc+                                                           153,946
   125,000    Anite Group Plc+                                                            127,315
   120,000    Budgens Plc                                                                 149,271
    50,540    Crest Packaging Plc@                                                         42,193
    17,500    DCS Group Plc                                                               163,192
     7,500    Eidos Plc+                                                                  103,939
    27,000    Hogg Robinson PLC                                                           122,397
    15,000    Micro Focus Group Plc+                                                      108,948
    56,000    Monsoon PLC+                                                                144,930
    10,000    MSB International Plc                                                       154,447
    87,000    Northamber Plc                                                              313,770
    50,000    Paragon Group Companies Plc                                                 189,094
   100,000    Rebus Group Plc                                                             232,088
    22,000    Regent Inns Plc                                                              69,426
    46,000    Rolfe & Nolan Plc                                                           205,456
    75,000    Rubicon Group Plc                                                           221,026
    35,000    Saatchi & Saatchi Plc+                                                       97,010
    30,000    Skillsgroup Plc+                                                            140,757
    23,000    VideoLogic Group Plc+                                                        27,458
                                                                                       ----------
                                                                                        2,766,663
                                                                                       ----------

TOTAL COMMON STOCKS (COST $6,212,251)                                                   6,991,617
                                                                                       ----------
RIGHTS -- 0.0%# (COST $0)
AUSTRIA - 0.0%#
     1,300    Bank Austria AG, Expire 07/13/98+                                                67
                                                                                       ----------

PRINCIPAL
  AMOUNT
---------
TIME DEPOSIT -- 14.2% (COST $1,398,000)
$1,398,000    Brown Brothers Harriman & Co. (Cayman), 5.070% due 07/01/98               1,398,000
                                                                                       ----------
TOTAL INVESTMENTS (COST $7,610,251*)                                        85.4%       8,389,684

OTHER ASSETS AND LIABILITIES (NET)                                          14.6        1,440,669
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                 100.0%      $9,830,353
-------------------------------------------------------------------------------------------------
*  Aggregate cost for Federal tax purposes.
+  Non-income producing security.
#  Amount represents less than 0.1%.
@  Illiquid Security. These are securities that the Adviser believes cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment. The value of the denoted security at June 30, 1998 was $42,193, representing 0.4% of total net assets.

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                    JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------------------------

AT JUNE 30, 1998, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                                         % OF NET        VALUE
INDUSTRY DIVERSIFICATION                                                  ASSETS        (NOTE 1)
-------------------------------------------------------------------------------------------------
COMMON STOCKS:
Business and Public Services                                                8.8%      $  859,675
Data Processing and Reproduction                                            7.4          723,951
Electrical and Electronics                                                  5.8          567,433
Machinery and Engineering                                                   5.2          516,019
Wholesale and International Trade                                           4.0          398,387
Textiles and Apparel                                                        3.5          346,334
Recreation, Other Consumer Goods                                            3.2          316,536
Building Materials and Components                                           3.2          312,311
Financial Services                                                          3.1          308,769
Merchandising                                                               3.1          303,217
Electronics Components and Instruments                                      3.0          293,689
Metals - Non Ferrous                                                        2.9          282,574
Telecommunications                                                          2.2          214,193
Multi-Industry                                                              2.0          198,761
Banking                                                                     2.0          193,816
Leisure and Tourism                                                         2.0          191,823
Health and Personal Care                                                    1.7          168,485
Food and Household Products                                                 1.6          160,162
Appliances and Household Durables                                           1.4          141,968
Forest Products and Paper                                                   1.4          135,378
Transportation - Railroad                                                   1.1          105,133
Construction and Housing                                                    0.9           91,881
Beverages and Tobacco                                                       0.9           86,787
Industrial Components                                                       0.8           74,335
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                        71.2        6,991,617
RIGHTS                                                                      0.0#              67
TIME DEPOSIT                                                               14.2        1,398,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                          85.4%       8,389,684
OTHER ASSETS AND LIABILITIES (NET)                                         14.6        1,440,669
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                100.0%      $9,830,353
-------------------------------------------------------------------------------------------------
# Amount represents less than 0.1%.

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                    JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------------------------

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     CONTRACT
                                                                       VALUE              MARKET
CONTRACTS                                                              DATE               VALUE
-------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY
8,938,692  Portugese Escudo                                           07/01/98           $48,422
-------------------------------------------------------------------------------------------------
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $48,200)                                                                $48,422
-------------------------------------------------------------------------------------------------

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET EASTERN EUROPEAN FUND

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                         VALUE
SHARES                                                                                  (NOTE 1)
-------------------------------------------------------------------------------------------------
COMMON STOCKS -- 89.6%
CROATIA - 7.5%
     9,270    Pliva D.D., GDR                                                          $  149,942
                                                                                       ----------
CZECH REPUBLIC - 8.2%
       800    Ceske Energeticke Zavody AS+                                                 22,129
       600    Ceske Radiokomunikace, GDR+                                                  12,855
     9,350    SPT Telekom AS +                                                            129,320
                                                                                       ----------
                                                                                          164,304
                                                                                       ----------
HUNGARY - 29.6%
     3,850    Magyar Tavkozlesi Rt., ADR                                                  113,334
     4,520    Mezogazdasagi Gepgyarto Reszvenytarsasag Rt.+                               107,540
     7,150    Mol Magyar Olaj-es Gazipari Rt., GDR                                        192,693
     1,890    OTP Bank Rt., GDR                                                            92,610
    12,330    Zalakeramia Rt., GDR                                                         85,693
                                                                                       ----------
                                                                                          591,870
                                                                                       ----------
POLAND - 29.3%
             2,260    Bank Przemyslowo-Handlowy SA                                        162,030
     3,825    Bank Rozwoju Eksportu SA                                                    103,660
     1,080    Bank Slaski SA                                                               72,475
       400    Debica SA, Class A                                                            8,030
     5,250    Elektrobudowa SA+                                                            47,426
     1,000    Exbud SA+                                                                    12,045
    11,100    Kredyt Bank SA                                                               41,064
     9,100    Orbis SA+                                                                    80,900
     3,850    Zaklady Metali Lekkich Kety+                                                 57,965
                                                                                       ----------
                                                                                          585,595
                                                                                       ----------
RUSSIA - 15.0%
    22,000    AO Norilsk Nickel+                                                           45,650
     3,730    AO Tatneft, ADR                                                              28,908
    73,200    Gazprom, ADR                                                                 80,460
     6,210    Lukoil Holdings+                                                             52,165
    19,890    Rostelecom+                                                                  45,051
   240,300    Unified Energy Systems                                                       30,999
     1,160    Unified Energy Systems, GDR                                                  15,515
                                                                                       ----------
                                                                                          298,748
                                                                                       ----------

TOTAL COMMON STOCKS (COST $2,358,564)                                                   1,790,459
                                                                                       ----------

RIGHTS -- 0.1% (COST $0)
POLAND - 0.1%
     3,825    Bank Rozwoju Eksportu SA, Expire 07/10/98+                               $    1,097
                                                                                       ----------
TOTAL INVESTMENTS (COST $2,358,564*)                                        89.7%       1,791,556

OTHER ASSETS AND LIABILITIES (NET)                                          10.3          207,111
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                 100.0%      $1,998,667
-------------------------------------------------------------------------------------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET EASTERN EUROPEAN FUND

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                    JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------------------------

AT JUNE 30, 1998, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                                         % OF NET        VALUE
INDUSTRY DIVERSIFICATION                                                  ASSETS        (NOTE 1)
-------------------------------------------------------------------------------------------------
COMMON STOCKS:
Banking                                                                    23.6%      $  471,841
Telecommunications                                                         14.4          287,704
Energy Sources                                                             13.7          273,764
Health and Personal Care                                                    7.5          149,942
Utilites - Electrical and Gas                                               7.5          149,104
Industrial Components                                                       5.8          115,570
Metals - Non Ferrous                                                        5.2          103,615
Building Materials and Components                                           4.3           85,693
Leisure and Tourism                                                         4.0           80,900
Construction and Housing                                                    3.0           59,471
Broadcasting and Publishing                                                 0.6           12,855
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                        89.6        1,790,459
RIGHTS                                                                      0.1            1,097
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                          89.7%       1,791,556
OTHER ASSETS AND LIABILITIES (NET)                                         10.3          207,111
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                100.0%      $1,998,667
-------------------------------------------------------------------------------------------------

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

-----------------------------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES                                       JUNE 30, 1998 (UNAUDITED)
-----------------------------------------------------------------------------------------------------
                                                         PICTET            PICTET
                                                         GLOBAL        INTERNATIONAL         PICTET
                                                        EMERGING           SMALL             EASTERN
                                                         MARKETS         COMPANIES          EUROPEAN
                                                          FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Cost $138,252,528,
      $7,610,251 and $2,358,564, respectively)
      (Note 1) See accompanying schedules             $106,143,100      $ 8,389,684        $1,791,556
    Cash                                                   314,099        2,598,507           201,600
    Foreign currency (Cost $2,319,151, $642,544
      and $21,474, respectively)                         2,179,733          644,660            21,532
    Receivable for investment securities sold            2,683,180        1,532,104            40,966
    Net unrealized appreciation of forward
    foreign currency contracts                                --                222              --
    Receivable from investment adviser (Note 2)            152,982           47,937            39,930
    Dividends receivable                                   342,524           53,421            10,986
    Interest receivable                                       --                356              --
    Unamortized organization costs (Note 1)                 20,182              628              --
    Prepaid expenses                                         2,216            1,794              --
    Other assets                                              --                256               718
-----------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                        111,838,016       13,269,569         2,107,288
-----------------------------------------------------------------------------------------------------
LIABILITIES:
    Payable for investment securities purchased          2,920,088        3,339,433            77,925
    Net unrealized depreciation of forward
      foreign currency contracts                               354             --                --
    Investment advisory fee payable (Note 2)               422,201           55,888             6,588
    Custodian fees payable (Note 2)                        125,853           14,363               929
    Administration fee payable (Note 2)                     15,466            3,013               245
    Trustees fees and expenses payable (Note 2)             10,921            1,475               104
    Transfer agent fees payable (Note 2)                     3,031            1,000             1,000
    Professional fees payable (Note 2)                      27,349           14,490             8,600
    Printing fees payable (Note 2)                          10,765            3,610             8,397
    Other accrued expenses and payables                      7,643            5,944             4,833
-----------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                    3,543,671        3,439,216           108,621
-----------------------------------------------------------------------------------------------------
NET ASSETS                                            $108,294,345      $ 9,830,353        $1,998,667
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Undistributed net investment income/
      (Accumulated distributions in excess of
      net investment income) (Note 1)                 $    546,847      $   (25,563)       $   13,799
    Accumulated net realized gain/(loss) on
      investments sold (Note 1)                        (37,799,282)       2,004,816           (11,607)
    Net unrealized appreciation/(depreciation)
      of investments                                   (32,109,428)         779,433          (567,008)
    Net unrealized depreciation of foreign
      currency related transactions                       (103,942)         (11,040)             (527)
    Par value                                              154,798            9,184             2,564
    Paid-in capital in excess of par value
      (Notes 1 and 4)                                  177,605,352        7,073,523         2,561,446
-----------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                  $108,294,345      $ 9,830,353        $1,998,667
-----------------------------------------------------------------------------------------------------
    SHARES OF BENEFICIAL INTEREST OUTSTANDING
      (Note 4)                                          15,479,825          918,421           256,401
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE:
    Net asset value, offering and redemption
      price per share (Note 4)                        $       7.00      $     10.70        $     7.80
-----------------------------------------------------------------------------------------------------

                                 See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

-----------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                          PICTET            PICTET
                                                          GLOBAL         INTERNATIONAL       PICTET
                                                         EMERGING            SMALL          EASTERN
                                                          MARKETS          COMPANIES        EUROPEAN
                                                            FUND              FUND            FUND*
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign withholding taxes
      of $124,217, $38,256, and $962, respectively)     $  1,802,343       $  237,365       $  17,045
    Interest                                                  91,643           12,493           7,295
-----------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                1,893,986          249,858          24,340
-----------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fee (Note 2)                         920,527          119,303           6,588
    Custodian fees (Note 2)                                  261,986           28,403           1,085
    Administration fee (Note 2)                              129,172           45,688          13,246
    Professional fees                                         29,793           16,293           8,600
    Transfer agent fees (Note 2)                              15,989            5,000           3,000
    Trustees' fees and expenses (Note 2)                      10,921            1,475             104
    Printing fees                                              2,620             --            16,655
    Amortization of organization costs (Note 1)                4,485              118            --
    Other                                                     49,781           18,759           1,193
-----------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE EXPENSE REDUCTIONS               1,425,274          235,039          50,471
-----------------------------------------------------------------------------------------------------
    Expense reductions (Note 2)                             (173,356)         (91,875)        (39,930)
-----------------------------------------------------------------------------------------------------
    NET EXPENSES                                           1,251,918          143,164          10,541
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        642,068          106,694          13,799
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
    (Notes 1 and 3):
    Net realized gain/(loss) on:
      Security transactions                              (33,856,412)       3,073,438         (10,784)
      Forward foreign currency contracts                    (150,376)         (30,049)           --
      Foreign currency related transactions                 (344,461)        (148,943)           (823)
-----------------------------------------------------------------------------------------------------
    Net realized gain/(loss) on investments
      during the period                                  (34,351,249)       2,894,446         (11,607)
-----------------------------------------------------------------------------------------------------
    Change in unrealized appreciation/(depreciation) of:
      Securities                                           3,115,625        1,790,244        (567,008)
      Forward foreign currency contracts                        (354)             222            --
      Foreign currency related transactions                  (12,782)            (968)           (527)
-----------------------------------------------------------------------------------------------------
    Net unrealized appreciation/(depreciation) of
      investments during the period                        3,102,489        1,789,498        (567,535)
-----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS                                         (31,248,760)       4,683,944        (579,142)
-----------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $(30,606,692)      $4,790,638       $(565,343)
-----------------------------------------------------------------------------------------------------
*Pictet Eastern European Fund commenced operations on April 7, 1998.

                                 See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 1998                  YEAR ENDED
                                                               (UNAUDITED)                DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                        $    642,068                   $    664,177
  Net realized loss on investments during the period            (34,351,249)                    (1,764,594)
  Change in unrealized/(depreciation) of investments
    during the period                                             3,102,489                    (34,065,813)
----------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations          (30,606,692)                   (35,166,230)
  Distributions to shareholders:
    Distributions to shareholders from net investment income           --                         (125,929)
    Distributions to shareholders in excess of net
      investment income                                                --                         (189,740)
    Distributions to shareholders in excess of net realized
      gains on investments                                             --                       (2,187,788)
  Net increase/(decrease) in net assets from Fund share
    transactions (Note 4)                                       (52,020,672)                   106,544,495
----------------------------------------------------------------------------------------------------------
  Net increase/(decrease) in net assets                         (82,627,364)                    68,874,808

NET ASSETS:
  Beginning of period                                           190,921,709                    122,046,901
----------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
    income/ (accumulated distributions in excess of
    net investment income) of ($546,847) and ($95,221),
    respectively)                                              $108,294,345                   $190,921,709
----------------------------------------------------------------------------------------------------------

                                    See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

--------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 1998                     YEAR ENDED
                                                               (UNAUDITED)                   DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                        $    106,694                    $   211,834
  Net realized gain/(loss) on investments during the period       2,894,446                       (935,106)
  Change in unrealized appreciation/(depreciation) of
    investments during the period                                 1,789,498                     (1,246,920)
--------------------------------------------------------------------------------------------------------------
  Net increase/(decrease) in net assets resulting from
    operations                                                    4,790,638                     (1,970,192)
  Distributions to shareholders:
    Distributions to shareholders from net investment income           --                         (211,834)
    Distributions in excess of net investment income                   --                         (106,650)
  Net increase/(decrease) in net assets from
    Fund share transactions (Note 4)                            (18,733,320)                       318,484
--------------------------------------------------------------------------------------------------------------
  Net decrease in net assets                                    (13,942,682)                    (1,970,192)

NET ASSETS:
  Beginning of period                                            23,773,035                     25,743,227
--------------------------------------------------------------------------------------------------------------
  End of period (accumulated distributions in excess of
    net investment income of ($25,563) and ($132,257),
    respectively)                                              $  9,830,353                    $23,773,035
--------------------------------------------------------------------------------------------------------------

                                    See Notes to Financial Statements.

PANORAMA TRUST
PICTET EASTERN EUROPEAN FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED
                                                                  JUNE 30, 1998*
                                                                   (UNAUDITED)
------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                           $    13,799
  Net realized loss on investments during the period                  (11,607)
  Change in unrealized depreciation of investments during
    the period                                                       (567,535)
-----------------------------------------------------------------------------
  Net decrease in net assets resulting from operations               (565,343)
  Net increase in net assets from Fund share transactions
    (Note 4)                                                        2,564,010
-----------------------------------------------------------------------------
  Net increase in net assets                                        1,998,667

NET ASSETS:
  Beginning of period                                                    --
-----------------------------------------------------------------------------
  End of period (including undistributed net investment
    income of $13,799)                                            $ 1,998,667
-----------------------------------------------------------------------------
 *Pictet Eastern European Fund commenced operations on April 7, 1998.

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                       SIX MONTHS
                                                          ENDED               YEAR                 YEAR               PERIOD
                                                         6/30/98             ENDED                ENDED               ENDED
                                                       (UNAUDITED)          12/31/97           12/31/96(a)         12/31/95*(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $8.87              $10.13               $9.51              $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.04                0.04                0.07                0.02
  Net realized and unrealized gain/(loss) on
    investments                                           (1.91)              (1.18)               0.71               (0.49)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (1.87)              (1.14)               0.78               (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  Distributions from net investment income                 --                 (0.01)              (0.07)              (0.02)
  Distributions in excess of net investment
    income                                                 --                 (0.01)              (0.00)#            (0.00)#
  Distributions from net realized gains on
    investments                                            --                  --                 (0.08)               --
  Distributions in excess of net realized
    gains on investments                                   --                 (0.10)              (0.01)               --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        --                 (0.12)              (0.16)              (0.02)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $7.00              $ 8.87               $10.13             $ 9.51
-------------------------------------------------------------------------------------------------------------------------------
Total return++                                         (21.08)%            (11.29)%                8.32%            (4.72)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                 $108,294            $190,921             $122,047             $9,623
  Ratio of operating expenses                             1.70%+              1.70%                1.70%              1.95%+
  Ratio of operating expenses without expense
    reductions                                            1.94%+              1.84%                2.20%              8.39%+
  Ratio of net investment income                          0.87%+              0.32%                0.88%              0.68%+
  Ratio of net investment income/(loss)
    without expense reductions                            0.64%+              0.18%                0.38%            (5.77)%+
  Net investment income/(loss) per share
    without expense reductions                            $0.03              $ 0.02                $0.03             $(0.13)
Portfolio turnover rate                                     49%                 77%                  48%                 5%
------------
 *  Pictet Global Emerging Markets Fund commenced operations on October 4, 1995.
 +  Annualized.
++  Total return represents aggregate total return for the period.
 #  Amount represents less than $0.01 per share.
(a) Per share amounts have been restated to reflect the stock dividend of nine additional shares for each share outstanding. On
    December 2, 1996, the Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet Global Emerging Markets Fund. The record date of the stock dividend was December 31, 1996, payable on January 1,
    1997.

                                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                      SIX MONTHS
                                                         ENDED             YEAR            PERIOD
                                                        6/30/98            ENDED            ENDED
                                                      (UNAUDITED)        12/31/97       12/31/96*(a)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 9.24           $10.15           $10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02             0.08             0.09
  Net realized and unrealized gain/(loss) on
    investments                                            1.44            (0.86)            0.20
----------------------------------------------------------------------------------------------------
Total from investment operations                           1.46            (0.78)            0.29
----------------------------------------------------------------------------------------------------
Distributions to shareholders:
  Distributions from net investment income                 --              (0.09)           (0.09)
  Distributions in excess of net investment
    income                                                 --              (0.04)           (0.03)
  Distributions from net realized gains on
    investments                                            --               --              (0.02)
  Distributions from tax return of capital                 --               --              (0.00)#
----------------------------------------------------------------------------------------------------
Total distributions                                        --              (0.13)           (0.14)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $10.70           $ 9.24           $10.15
----------------------------------------------------------------------------------------------------
Total return++                                           15.80%          (7.68)%            2.85%
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                   $9,830          $23,773          $25,743
  Ratio of operating expenses                             1.20%+           1.20%            1.20%+
  Ratio of operating expenses without expense
    reductions                                            1.97%+           2.20%            2.46%+
  Ratio of net investment income                          0.89%+           0.82%            1.04%+
  Ratio of net investment income/(loss) without
    expense reductions                                    0.12%+          (0.18)%         (0.22)%+
  Net investment income/(loss) per share without
    expense reductions                                   $ 0.00#          $(0.02)          $(0.02)
  Portfolio turnover rate                                   60%              90%              53%
------------
 *  Pictet International Small Companies Fund commenced operations on February 7, 1996.
 +  Annualized.
++  Total return represents aggregate total return for the period.
 #  Amount represents less than $0.01 per share.
(a) Per share amounts have been restated to reflect the stock dividend of nine additional shares for each share outstanding. On December 2, 1996, the  Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet International
    Small Companies Fund. The record date of the stock dividend was December 31, 1996, payable on
    January 1, 1997.

                                  See Notes to Financial Statements.

PANORAMA TRUST
PICTET EASTERN EUROPEAN FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                                                                       PERIOD
                                                                        ENDED
                                                                      6/30/98*
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.05
  Net realized and unrealized loss on investments                        (2.25)
--------------------------------------------------------------------------------
Total from investment operations                                         (2.20)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 7.80
--------------------------------------------------------------------------------
Total return++                                                        (22.00)%
--------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                                  $1,999
  Ratio of operating expenses                                            2.00%+
  Ratio of operating expenses without expense reductions                 9.58%+
  Ratio of net investment income                                         2.62%+
  Ratio of net investment loss without expense reductions              (4.96)%+
  Net investment loss per share without expense reductions              $(0.10)
  Portfolio turnover rate                                                  26%
------------
 * Pictet Eastern European Fund commenced operations on April 7, 1998.
 + Annualized.
++ Total return represents aggregate total return for the period.

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

    Panorama Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is a no-load, diversified, open-end management investment company which offers shares of three series, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund (individually, a "Fund" collectively, the "Funds"). The accompanying financial statements and financial highlights are those of the Funds. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed consistently by the Funds in the preparation of their financial statements.

    Securities Valuations: Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of the New York Stock Exchange's regular trading hours on the day the valuation is made. Generally, securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the bid and asked prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods approved by the Board of Trustees. In the absence of readily ascertainable market values for such securities, inherent uncertainty of valuation exists. Methods for valuing these securities may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. One or more pricing services may be used to provide securities valuations in connection with the determination of the net asset value of the Funds. Short-term investments that mature in 60 days or less are valued at amortized cost.

    Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund pays a counterparty cash for, and takes possession of, a debt obligation and the seller agrees to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held by the Fund, at all times, is at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund generally has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

    Foreign Currency Contracts: Each Fund may enter into forward foreign currency exchange contracts to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of the portfolio securities of the Fund or adversely affect the prices of securities which the Fund intends to purchase or sell at a later date. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, such Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Each Fund may enter into spot foreign currency contracts for the purchase or sale of securities denominated in foreign currencies to "lock" in the U.S. exchange rate of the transaction covering the period between trade date and settlement date.

    Foreign Currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

    Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as each Fund is informed of the ex-dividend date.

    Dividends and Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually. The Funds' net realized capital gain (including net short-term capital gain), unless offset by any available capital loss carryforward, is distributed to shareholders annually. Additional distributions of net investment income and capital gain may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund. Dividends and other distributions are reinvested automatically in additional shares of the Funds at the net asset value next determined after such dividend or distribution is declared.

    Income Taxes: Each Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

    Organization Costs: Expenses incurred in connection with the organization of certain of the Funds are being amortized on the straight-line method over a period of five years from the commencement of operations.

    Expenses: General expenses of the Trust are allocated among the Funds based upon relative net assets. Operating expenses directly attributable to a Fund are charged to that Fund's operations.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY TRANSACTIONS

    The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Pictet International Management Limited ("Pictet International"), a wholly-owned subsidiary of Pictet (Canada) & Company ("Pictet Canada"). Pictet Canada is a partnership, whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and six limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805. Under the terms of the Advisory Agreement, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund pay Pictet International a fee, computed daily and payable quarterly, at an annual rate of 1.25%, 1.00% and 1.50%, respectively, of the average daily net assets of each Fund. Pictet International has voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund do not exceed 1.70%, 1.20% and 2.00%, repectively, of each Fund's average daily net assets.

    For the six months ended June 30, 1998, Pictet International waived fees and reimbursed expenses as follows:

                                                                       EXPENSES
                                                       FEES WAIVED    REIMBURSED
--------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                     $173,356          --
Pictet International Small Companies Fund                 91,875          --
Pictet Eastern European Fund                               6,588        $33,342

    First Data Investor Services Group, Inc. a wholly-owned subsidiary of First Data Corporation, serves as the Trust's administrator, accounting agent and transfer agent. First Data Investor Services Group, Inc., as accounting agent, is paid a fee computed daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each Fund, subject to a $50,000 annual minimum from each Fund. For administrative services, First Data Investor Services Group, Inc., is entitled to receive $220,000 per annum from the Trust. In addition, for its services as transfer agent, First Data Investor Services Group, Inc. is paid separate compensation.

    No officer, director or employee of Pictet International, First Data Investor Services Group, Inc., or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee who is not an affiliated person of Pictet International an annual fee of $5,000, plus an additional $500 for each board and committee meeting attended. The Trust also reimburses expenses incurred by each Trustee in attending such meetings.

    Brown Brothers Harriman & Co. serves as the Funds' custodian. First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., serves as the Funds' principal underwriter and distributor.

3. PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of investment securities, excluding short-term securities and U.S. Government securities, for the six months ended June 30, 1998 were as follows:

                                                      PURCHASES         SALES
--------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                  $71,610,816    $117,784,815
Pictet International Small Companies Fund             12,626,418      33,671,133
Pictet Eastern European Fund                           2,734,610         365,262

    At June 30, 1998, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                      TAX BASIS       TAX BASIS
                                                     UNREALIZED      UNREALIZED
                                                    APPRECIATION    DEPRECIATION
--------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                  $7,915,647      $39,452,724
Pictet International Small Companies Fund             1,216,778          437,345
Pictet Eastern European Fund                             19,359          586,367

4. SHARES OF BENEFICIAL INTEREST

    Each Fund has one class of shares of beneficial interest, par value $0.01 per share, of which an unlimited number of shares is authorized. Transactions in shares of beneficial interest were as follows:

                                                                    SIX MONTHS ENDED                        YEAR ENDED
                                                                      JUNE 30, 1998                      DECEMBER 31, 1997
                                                               SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund:
Sold                                                            2,241,014        $ 18,930,065        9,649,457        $108,632,793
Issued as reinvestment of dividends                                    --                  --          284,465           2,503,293
Redeemed                                                       (8,292,759)        (70,950,737)        (453,312)         (4,591,591)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                        (6,051,745)       $(52,020,672)       9,480,610        $106,544,495
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                        YEAR ENDED
                                                                      JUNE 30, 1998                      DECEMBER 31, 1997
                                                               SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Pictet International Small Companies Fund:
Sold                                                              922,708        $ 10,125,000               --                  --
Issued as reinvestment of dividends                                    --                  --           34,641        $    318,484
Redeemed                                                       (2,576,438)        (28,858,320)              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                        (1,653,730)       $(18,733,320)          34,641        $    318,484
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      PERIOD ENDED
                                                                     JUNE 30, 1998*
                                                               SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Pictet Eastern European Fund:
Sold                                                            266,402          $  2,664,010
Redeemed                                                        (10,001)             (100,000)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase                                                    256,401          $  2,564,010
-----------------------------------------------------------------------------------------------------------------------------------

* The Fund commenced operations on April 7, 1998.

    At June 30, 1998 Pictet Global Emerging Markets Fund had 4 institutional shareholders owning 23.10%, 18.40%, 11.66% and 11.18%, respectively, of the outstanding shares of beneficial interest of the Fund.

    At June 30, 1998 Pictet International Small Companies Fund had 1 institutional shareholder owning 99.07% of the outstanding shares of beneficial interest of the Fund.

    At June 30, 1998 Pictet Eastern European Fund had 1 institutional shareholder owning 14.51% of the outstanding shares of beneficial interest of the Fund.

5. FOREIGN SECURITIES

    Pictet Global Emerging Markets Fund invests primarily in foreign emerging markets securities, Pictet International Small Companies Fund invests primarily in foreign securities and Pictet Eastern European Fund invests primarily in Eastern European equity securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include re-valuation of currencies, less reliable information about issuers, varying securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

6. POST OCTOBER LOSS

    Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1997, the Funds elected to defer capital losses occurring between November 1, 1997 and December 31, 1997 as follows:

                                               CAPITAL LOSSES    CURRENCY LOSSES
--------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund              $3,255,305          $68,013
Pictet International Small Companies Fund           413,130           44,080

    Such losses will be treated as arising on the first day of the year ending December 31, 1998.

7. CAPITAL LOSS CARRYFORWARDS

    At December 31, 1997 the Pictet International Small Companies Fund had available for Federal income tax purposes unused capital losses of $476,500, expiring in 2005.